COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS - Legal Contingencies (Details) $ in Millions	12 Months Ended
Feb. 29, 2020 USD ($) lawsuit
Safeway's 401(k) Plan | Pending litigation | Safeway Inc
Loss Contingencies [Line Items]
Number of lawsuits filed against the company	2
Qui Tam Lawsuits | Pending litigation
Loss Contingencies [Line Items]
Number of lawsuits filed against the company	2
Qui Tam Lawsuits | Pending litigation | Minimum
Loss Contingencies [Line Items]
Damages sought in a lawsuit | $	$ 100
Consolidated cases for multidistrict litigation
Loss Contingencies [Line Items]
Number of lawsuits filed against the company	2,000